Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 173.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 18.7%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$3,897	$4,034
ACProducts, Inc. 4.750% (LIBOR03M + 4.250%) due 05/17/2028 ~		4,888	4,889
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		3,800	3,821
American Tire Distributors, Inc. 8.500% (LIBOR03M + 7.500%) due 09/02/2024 ~		7,157	7,166
Arches Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~		9,576	9,538
Asurion LLC
3.334% (LIBOR03M + 3.250%) due 07/31/2027 ~		9,683	9,552
5.334% (LIBOR03M + 5.250%) due 01/20/2029 ~		1,997	1,993
Bally's Corp. TBD% due 08/06/2028		2,700	2,703
BWAY Holding Co. 3.334% (LIBOR03M + 3.250%) due 04/03/2024 ~		9,948	9,761
Caesars Resort Collection LLC 3.583% (LIBOR03M + 3.500%) due 07/21/2025 ~		8,930	8,951
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		3,168	3,160
3.750% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	13,690	15,864
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 06/29/2026 ~		$2,989	3,012
Coty, Inc. 2.333% (LIBOR03M + 2.250%) due 04/07/2025 ~		15,834	15,595
Emerald TopCo, Inc. 3.584% - 3.629% (LIBOR03M + 3.500%) due 07/24/2026 ~		580	577
Envision Healthcare Corp. 3.834% (LIBOR03M + 3.750%) due 10/10/2025 ~		70,408	62,839
Forbes Energy Services LLC TBD% due 12/31/2021 «		2,701	0
Frontier Communications Corp. 4.500% (LIBOR03M + 3.750%) due 05/01/2028 ~		5,662	5,668
Gainwell Acquisition Corp. 4.750% (LIBOR03M + 4.000%) due 10/01/2027 ~		1,238	1,243
GIP Blue Holding TBD% due 09/29/2028 «		14,700	14,737
Intelsat Jackson Holdings S.A.
3.600% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 «~µ		7,706	7,647
8.000% (PRIME + 4.750%) due 11/27/2023 ~		750	760
Lealand Finance Company B.V.
1.084% (LIBOR03M + 1.000%) due 06/30/2025 ~		3,421	1,525
3.084% (LIBOR03M + 3.000%) due 06/30/2024 «~		219	131
LifeMiles Ltd. 6.250% (LIBOR03M + 5.250%) due 08/30/2026 ~		10,247	10,217
Medline Industries, Inc.
TBD% due 08/04/2022 «		28,900	28,542
TBD% due 09/20/2028		8,900	8,856
MH Sub LLC 3.584% (LIBOR03M + 3.500%) due 09/13/2024 ~		587	586
Parexel International Corp.
TBD% due 08/11/2028		197	197
Preylock Reitman Santa Cruz Mezz LLC 6.500% (LIBOR03M + 5.500%) due 11/09/2022 «~(l)		31,560	31,090
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(l)	EUR	18,827	21,354
PUG LLC 3.584% (LIBOR03M + 3.500%) due 02/12/2027 ~		$1,953	1,914
RegionalCare Hospital Partners Holdings, Inc. 3.835% (LIBOR03M + 3.750%) due 11/16/2025 ~		173	173
Rising Tide Holdings, Inc. 5.500% (LIBOR03M + 4.750%) due 06/01/2028 ~		9,400	9,461
Royal Caribbean Cruises Ltd. TBD% due 10/12/2022		19,950	19,227
Sasol Ltd. 0.500% - 1.720% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		20,629	19,798
Sequa Mezzanine Holdings LLC
7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		1,094	1,112
11.750% (LIBOR03M + 10.750%) due 04/28/2024 «~		37,842	37,653
Sierra Hamilton LLC 15.000% due 09/12/2023 «		6	6

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

Sigma Bidco BV
3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	690	779
3.750% (WIBOR03M + 3.500%) due 03/31/2025 ~	PLN	54,427	12,915
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 «~		$755	752
Spirit AeroSystems Holdings, Inc. 6.000% (LIBOR03M + 5.250%) due 01/15/2025 ~		993	1,000
Steenbok Lux Finco 2 Sa.r.l. (10.750% PIK) 10.750% (EUR003M) due 12/31/2022 ~(d)	EUR	26,878	29,750
Steenbok Lux Finco 2 Sa.r.l. (7.875% PIK) 7.875% (EUR003M) due 12/31/2022 ~(d)		16,400	19,464
Sylvamo Corp. TBD% due 08/18/2028 «		$2,280	2,277
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		57,981	58,052
10.000% (LIBOR03M + 9.000%) due 03/11/2024 ~		13,519	13,538
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~		39,609	38,732
U.S. Renal Care, Inc.
6.500% (LIBOR03M + 5.500%) due 06/26/2026 ~		6,000	6,007
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		3,483	3,514
Westmoreland Coal Company (15.000% PIK) 15.000% due 03/15/2029 (d)		20,397	4,232
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		8,822	8,870

Total Loan Participations and Assignments (Cost $594,612)			585,234

CORPORATE BONDS & NOTES 53.0%
BANKING & FINANCE 10.0%
Ally Financial, Inc. 8.000% due 11/01/2031 (n)		16	23
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (n)	EUR	3,700	4,315
2.625% due 04/28/2025 (n)		9,625	11,435
3.625% due 09/24/2024 (n)		13,946	16,901
5.375% due 01/18/2028 •(n)		7,820	6,884
8.000% due 01/22/2030 •(n)		4,248	3,967
8.500% due 09/10/2030 •(n)		1,248	1,188
10.500% due 07/23/2029 (n)		12,108	14,381
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	4,000	952
Barclays PLC
7.125% due 06/15/2025 •(j)(k)(n)	GBP	800	1,210
7.750% due 09/15/2023 •(j)(k)(n)		$4,800	5,244
8.000% due 06/15/2024 •(j)(k)(n)		2,400	2,712
Claveau Re Ltd. 17.283% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		4,900	4,938
Corestate Capital Holding S.A. 3.500% due 04/15/2023	EUR	100	108
Credit Suisse Group AG
7.250% due 09/12/2025 •(j)(k)(n)		$560	621
7.500% due 07/17/2023 •(j)(k)(n)		1,600	1,715
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (n)		6,300	6,293
FloodSmart Re Ltd.
13.033% (T-BILL 3MO + 13.000%) due 03/01/2024 ~		3,890	3,715
16.783% (T-BILL 3MO + 16.750%) due 03/01/2024 ~		1,110	1,055
Ford Motor Credit Co. LLC
2.330% due 11/25/2025 (n)	EUR	100	119
2.386% due 02/17/2026 (n)		100	120
4.134% due 08/04/2025 (n)		$300	318
4.271% due 01/09/2027 (n)		10,000	10,654
4.542% due 08/01/2026 (n)		700	756
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		9,100	9,173
6.500% due 10/01/2025 (n)		2,021	2,083
Freedom Mortgage Corp. 6.625% due 01/15/2027 (n)		3,450	3,359
Jefferson Capital Holdings LLC 6.000% due 08/15/2026 (n)		15,500	15,948
Kennedy-Wilson, Inc. 4.750% due 02/01/2030 (n)		11,135	11,319
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029 (n)		2,600	2,772
Natwest Group PLC 8.000% due 08/10/2025 •(j)(k)(n)		3,127	3,698
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		23,200	29,995
Sitka Holdings LLC 5.250% due 07/06/2026 •		2,443	2,479

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (n)	GBP	874	1,334
7.395% due 03/28/2024		5,219	7,497
Uniti Group LP
6.000% due 01/15/2030 (c)		$29,888	29,701
6.500% due 02/15/2029 (n)		2,340	2,410
7.125% due 12/15/2024 (n)		7,308	7,472
7.875% due 02/15/2025 (n)		49,189	52,035
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		29,160	26,791
XP, Inc. 3.250% due 07/01/2026 (n)		6,900	6,720

			314,410

INDUSTRIALS 33.6%
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028 (n)		2,200	2,296
Air Canada 3.875% due 08/15/2026 (n)		1,600	1,616
Altice Financing S.A. 5.750% due 08/15/2029 (n)		9,012	8,742
American Airlines, Inc. 5.500% due 04/20/2026 (n)		300	316
Associated Materials LLC 9.000% due 09/01/2025 (n)		21,203	22,454
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)(n)		437	331
Boeing Co.
5.705% due 05/01/2040 (n)		3,794	4,827
5.805% due 05/01/2050 (n)		3,225	4,306
5.930% due 05/01/2060 (n)		4,332	5,930
Bombardier, Inc.
6.000% due 02/15/2028 (n)		24,024	24,327
7.125% due 06/15/2026 (n)		13,088	13,759
7.500% due 12/01/2024 (n)		12,576	13,095
7.500% due 03/15/2025 (n)		21,421	21,903
7.875% due 04/15/2027 (n)		16,562	17,191
Callon Petroleum Co. 8.000% due 08/01/2028 (n)		3,700	3,660
CCO Holdings LLC 4.250% due 01/15/2034 (n)		7,400	7,340
CGG S.A.
7.750% due 04/01/2027 (n)	EUR	22,001	25,973
8.750% due 04/01/2027 (n)		$33,164	33,427
Community Health Systems, Inc.
6.625% due 02/15/2025 (n)		5,450	5,709
8.000% due 03/15/2026 (n)		2,212	2,349
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(d)(e)		570	157
Coty, Inc.
3.875% due 04/15/2026 (n)	EUR	4,000	4,752
4.000% due 04/15/2023 (n)		200	234
Delta Air Lines, Inc. 7.375% due 01/15/2026 (n)		$3,970	4,679
Deluxe Corp. 8.000% due 06/01/2029 (n)		16,350	17,106
Endure Digital, Inc. 6.000% due 02/15/2029 (n)		6,700	6,375
Envision Healthcare Corp. 8.750% due 10/15/2026 (n)		14,586	11,869
EQM Midstream Partners LP
4.500% due 01/15/2029 (n)		3,428	3,561
4.750% due 01/15/2031 (n)		5,800	6,039
Exela Intermediate LLC 10.000% due 07/15/2023 (n)		618	480
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (n)		2,954	2,995
6.875% due 03/01/2026 (n)		788	820
Fresh Market, Inc. 9.750% due 05/01/2023 (n)		21,546	22,219
Frontier Finance PLC 8.000% due 03/23/2022	GBP	4,538	6,243
Full House Resorts, Inc. 8.250% due 02/15/2028 (n)		$10,174	10,950
Gazprom OAO Via Gaz Capital S.A. 7.288% due 08/16/2037 (n)		300	415
General Electric Co. 6.875% due 01/10/2039 (n)		27	40
Global Medical Response, Inc. 6.500% due 10/01/2025 (n)		9,000	9,315
Grifols Escrow Issuer S.A. 3.875% due 10/15/2028 (c)	EUR	5,200	6,102

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

Innophos Holdings, Inc. 9.375% due 02/15/2028 (n)		$597	646
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		1,479	391
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)(n)		35,775	20,009
8.000% due 02/15/2024		1,383	1,421
8.500% due 10/15/2024 ^(e)(n)		44,249	25,297
9.750% due 07/15/2025 ^(e)(n)		25,578	13,930
Intelsat Luxembourg S.A. 8.125% due 06/01/2023 ^(e)(n)		1,289	11
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (d)(n)		1,400	1,429
Jaguar Land Rover Automotive PLC
4.500% due 07/15/2028 (n)	EUR	1,071	1,226
5.875% due 01/15/2028 (n)		$16,700	16,792
6.875% due 11/15/2026 (n)	EUR	1,100	1,422
7.750% due 10/15/2025 (n)		$2,400	2,594
Leviathan Bond Ltd. 6.750% due 06/30/2030 (n)		700	777
Mclaren Finance PLC 7.500% due 08/01/2026 (n)		3,050	3,103
Melco Resorts Finance Ltd. 5.750% due 07/21/2028 (n)		24,928	25,529
MGM China Holdings Ltd. 5.875% due 05/15/2026 (n)		500	510
Mohegan Gaming & Entertainment 8.000% due 02/01/2026 (n)		5,700	5,949
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/2029 (c)		8,900	8,900
5.250% due 10/01/2029 (c)		7,800	7,800
MPH Acquisition Holdings LLC 5.500% due 09/01/2028 (n)		5,735	5,727
NCL Corp. Ltd.
10.250% due 02/01/2026 (n)		30,377	34,908
12.250% due 05/15/2024 (n)		5,664	6,691
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (d)		256	285
Odebrecht Oil & Gas Finance Ltd. 0.000% due 11/01/2021 (h)(j)		4,070	36
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028 (n)		1,092	1,170
7.375% due 06/01/2025 (n)		447	472
Petroleos Mexicanos
6.350% due 02/12/2048 (n)		9,100	7,703
6.625% due 06/15/2035 (n)		9,350	8,885
6.750% due 09/21/2047 (n)		13,600	11,882
6.840% due 01/23/2030 (n)		44,290	45,806
7.690% due 01/23/2050 (n)		17,200	16,310
Petrorio Luxembourg SARL 6.125% due 06/09/2026 (n)		6,300	6,354
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (n)		7,933	8,518
Prosus NV
3.832% due 02/08/2051		13,200	12,038
4.027% due 08/03/2050 (n)		2,700	2,535
4.027% due 08/03/2050		2,100	1,971
QVC, Inc. 5.950% due 03/15/2043 (n)		3,076	3,235
Rite Aid Corp. 8.000% due 11/15/2026 (n)		1,261	1,272
Rolls-Royce PLC
5.750% due 10/15/2027 (n)		1,200	1,327
5.750% due 10/15/2027 (n)	GBP	1,500	2,251
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025 (n)		$2,018	2,305
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031 (n)	GBP	100	180
Sabre GLBL, Inc. 7.375% due 09/01/2025 (n)		$3,300	3,521
Schenck Process Holding GmbH 6.875% due 06/15/2023 (n)	EUR	4,280	5,004
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (n)		$13,764	14,033
Strathcona Resources Ltd. 6.875% due 08/01/2026 (n)		8,250	8,187
Studio City Finance Ltd. 5.000% due 01/15/2029		400	369
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (n)		204	205
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021 (n)		200	201
Teva Pharmaceutical Finance Netherlands BV 6.000% due 01/31/2025	EUR	600	753

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

Topaz Solar Farms LLC
4.875% due 09/30/2039 (n)		$10,348	11,204
5.750% due 09/30/2039 (n)		57,986	69,765
TransDigm, Inc. 5.500% due 11/15/2027 (n)		172	177
Transocean Pontus Ltd. 6.125% due 08/01/2025 (n)		552	554
Transocean, Inc.
7.250% due 11/01/2025 (n)		361	301
7.500% due 01/15/2026 (n)		285	231
8.000% due 02/01/2027 (n)		635	501
Triumph Group, Inc. 6.250% due 09/15/2024 (n)		402	402
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (n)		12,889	13,716
Uber Technologies, Inc. 4.500% due 08/15/2029 (n)		13,900	14,022
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (n)		1,300	1,399
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (d)		3,579	3,718
Vale S.A. 2.762% due 12/29/2049 «~(j)	BRL	475,000	48,348
Veritas U.S., Inc. 7.500% due 09/01/2025 (n)		$16,985	17,686
Victors Merger Corp. 6.375% due 05/15/2029 (n)		6,300	6,042
Viking Cruises Ltd. 13.000% due 05/15/2025 (n)		37,344	43,039
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (n)		600	601
VOC Escrow Ltd. 5.000% due 02/15/2028 (n)		7,000	6,916
Windstream Escrow LLC 7.750% due 08/15/2028 (n)		34,443	36,028
Wolverine Escrow LLC
8.500% due 11/15/2024 (n)		50,807	47,314
9.000% due 11/15/2026 (n)		24,302	22,479
Wynn Las Vegas LLC
5.250% due 05/15/2027 (n)		10,500	10,620
5.500% due 03/01/2025 (n)		4,500	4,596
Wynn Macau Ltd.
5.125% due 12/15/2029 (n)		1,100	1,036
5.625% due 08/26/2028 (n)		2,700	2,574
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,701	2,981

			1,052,022

UTILITIES 9.4%
DTEK Finance PLC (1.500% Cash and 3.500% PIK) 5.000% due 12/31/2027 (d)(n)		27,403	16,847
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023 (n)		33,880	35,053
FEL Energy SARL 5.750% due 12/01/2040 (n)		11,935	12,506
Genesis Energy LP
6.500% due 10/01/2025 (n)		2,800	2,790
8.000% due 01/15/2027 (n)		2,000	2,028
Lumen Technologies, Inc. 4.000% due 02/15/2027 (n)		298	305
NGD Holdings BV 6.750% due 12/31/2026 (n)		3,226	3,134
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)(n)		2,389	1,332
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(n)		10,294	10,191
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)		23,516	5,600
Oi S.A. 10.000% due 07/27/2025 (n)		20,695	19,452
Pacific Gas & Electric Co.
3.300% due 03/15/2027 ^(n)		10,158	10,552
3.450% due 07/01/2025 (n)		2,921	3,051
3.500% due 08/01/2050 (n)		1,200	1,094
3.750% due 08/15/2042 ^(n)		2,768	2,513
3.950% due 12/01/2047 ^(n)		200	193
4.000% due 12/01/2046 ^		45	43
4.250% due 03/15/2046 ^(n)		2,332	2,300
4.300% due 03/15/2045 ^(n)		664	657
4.450% due 04/15/2042 ^(n)		3,175	3,171
4.500% due 07/01/2040 (n)		17,903	18,301
4.500% due 12/15/2041 ^(n)		1,251	1,228
4.550% due 07/01/2030 (n)		7,455	8,066

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

4.600% due 06/15/2043 ^(n)		88	88
4.750% due 02/15/2044 ^(n)		28,680	29,258
4.950% due 07/01/2050 (n)		11,256	11,996
Peru LNG SRL 5.375% due 03/22/2030 (n)		19,789	16,066
Petrobras Global Finance BV
6.625% due 01/16/2034 (n)	GBP	11,017	17,193
6.750% due 06/03/2050 (n)		$24,257	26,406
6.850% due 06/05/2115 (n)		15,971	16,498
7.250% due 03/17/2044 (n)		1,362	1,575
Rio Oil Finance Trust
9.250% due 07/06/2024 (n)		9,559	10,497
9.750% due 01/06/2027 (n)		2,865	3,375
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (n)		640	638

			293,997

Total Corporate Bonds & Notes (Cost $1,636,491)			1,660,429

CONVERTIBLE BONDS & NOTES 1.2%
BANKING & FINANCE 0.3%
Corestate Capital Holding S.A. 1.375% due 11/28/2022 (n)	EUR	7,900	8,439
Credit Suisse Group Guernsey Ltd. 3.000% due 11/12/2021 «	CHF	1,400	1,614

			10,053

INDUSTRIALS 0.9%
21Vianet Group, Inc. 0.000% due 02/01/2026 (h)		$12,000	10,002
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)		20,100	17,155

			27,157

Total Convertible Bonds & Notes (Cost $39,367)			37,210

MUNICIPAL BONDS & NOTES 1.6%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		500	577
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		115	146

			723

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2005 6.500% due 09/01/2036		5,705	5,723

PUERTO RICO 0.6%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)		20,600	17,819

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046		95	99

WEST VIRGINIA 0.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		231,485	25,097

Total Municipal Bonds & Notes (Cost $43,292)			49,461

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
1.015% due 08/25/2043 ~(a)		26,057	913
1.815% due 10/25/2060 ~(a)(n)		31,740	1,735
3.000% due 01/25/2042 (a)(n)		293	12
3.500% due 08/25/2032 - 06/25/2050 (a)(n)		18,585	2,842
4.000% due 06/25/2050 (a)(n)		14,555	2,332
5.000% due 01/25/2048 (a)(n)		5,643	1,157
5.836% due 07/25/2029 •(n)		6,000	6,573
5.914% due 08/25/2038 •(a)		454	69
5.964% due 07/25/2059 •(a)(n)		9,681	1,877
6.064% due 02/25/2043 •(a)(n)		2,048	309
6.554% due 12/25/2036 •(a)(n)		1,842	370
8.899% due 10/25/2042 •(n)		1,564	1,666

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

Freddie Mac
0.000% due 02/25/2046 (b)(h)(n)		11,623	9,763
0.100% due 02/25/2046 (a)		11,625	3
0.700% due 11/25/2055 ~(a)(n)		165,761	11,154
2.079% due 11/25/2045 ~(a)(n)		51,924	5,765
3.500% due 07/25/2050 (a)(n)		14,690	2,962
4.000% due 03/15/2027 (a)		253	18
4.000% due 07/25/2050 (a)(n)		26,271	4,586
4.200% due 11/15/2048 •(a)(n)		60,599	5,364
4.500% due 06/25/2050 (a)(n)		3,416	466
5.236% due 10/25/2029 •(n)		5,500	6,021
5.866% due 04/15/2039 •(a)(n)		1,673	299
6.064% due 05/25/2050 •(a)(n)		10,180	1,777
6.116% due 09/15/2042 •(a)(n)		822	130
6.250% due 01/25/2051 •(a)(n)		11,326	2,611
6.416% due 12/15/2034 •(a)		130	1
6.516% due 05/15/2041 •(a)(n)		961	202
9.086% due 03/25/2029 •		4,771	5,225
10.586% due 10/25/2028 •		989	1,150
10.836% due 03/25/2025 •		4,824	4,987
Ginnie Mae
3.500% due 06/20/2042 (a)(n)		304	34
6.013% due 12/20/2048 •(a)(n)		5,074	811
6.033% due 08/20/2042 •(a)(n)		1,854	353
6.163% due 12/20/2040 •(a)(n)		1,562	184
6.615% due 08/16/2039 •(a)(n)		631	24

Total U.S. Government Agencies (Cost $86,926)			83,745

NON-AGENCY MORTGAGE-BACKED SECURITIES 30.4%
Adjustable Rate Mortgage Trust
0.346% due 03/25/2036 •(n)		3,934	2,836
0.386% due 03/25/2037 •		1,015	1,130
3.304% due 03/25/2037 ~		1,897	1,845
5.149% due 11/25/2037 ^~		1,030	942
American Home Mortgage Investment Trust 6.600% due 01/25/2037 þ		4,736	1,504
ASG Resecuritization Trust
2.584% due 01/28/2037 ~(n)		11,137	9,560
6.000% due 06/28/2037 ~(n)		29,002	20,234
Ashford Hospitality Trust 3.184% due 04/15/2035 •		6,800	6,584
Avon Finance PLC
0.000% due 09/20/2048 ~	GBP	10	39,903
0.000% due 09/20/2048 (b)(h)		28,441	33,049
3.050% due 09/20/2048 •		20,316	26,746
3.300% due 09/20/2048 •		8,126	10,461
BAMLL Commercial Mortgage Securities Trust 2.334% due 03/15/2037 •(n)		$6,728	6,367
Banc of America Alternative Loan Trust
0.446% due 06/25/2037 •		376	286
6.000% due 07/25/2046 ^		914	891
6.554% due 06/25/2037 ^•(a)		404	76
Banc of America Funding Trust
0.000% due 11/26/2036 ~(a)		28,017	7,902
0.296% due 04/25/2037 ^•		1,280	1,238
2.652% due 09/20/2046 ^~		2,141	2,168
2.667% due 04/20/2035 ^~		1,588	1,540
2.829% due 09/20/2047 ^~		199	177
3.201% due 09/20/2037 ~		443	355
5.193% due 08/26/2036 ~(n)		835	662
6.000% due 10/25/2037 ^(n)		4,011	3,170
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^		887	886
5.750% due 05/25/2037 ^		776	709
6.000% due 10/25/2036 ^		108	108
Bancorp Commercial Mortgage Trust 3.834% due 08/15/2032 •		3,470	3,049
Barclays Commercial Mortgage Securities Trust 4.734% due 02/15/2033 •		7,589	7,636
Bayview Commercial Asset Trust 0.306% due 03/25/2037 •		133	130
BCAP LLC Trust
0.295% due 02/26/2037 ~(n)		11,355	10,321
0.444% due 05/26/2036 •		4,957	4,327
0.584% due 05/26/2035 •		6,939	5,926
0.799% due 02/26/2047 •(n)		13,899	12,114
3.039% due 07/26/2036 ~		416	417
3.108% due 03/26/2037 ~		957	840
3.114% due 07/26/2036 ~		475	450
3.299% due 03/27/2037 ~		5,844	5,162
5.500% due 12/26/2035 ~(n)		7,251	5,680
6.000% due 06/26/2037 ~		2,399	2,411
6.000% due 10/26/2037 ~		2,293	2,138

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

8.120% due 01/26/2036 ~	18,136	6,503
Bear Stearns Adjustable Rate Mortgage Trust 3.105% due 02/25/2036 ^~	479	478
Bear Stearns ALT-A Trust
0.426% due 08/25/2036 ^•(n)	18,270	17,313
0.586% due 01/25/2036 ^•	5,091	6,248
1.211% due 03/25/2035 •	5,806	6,886
2.901% due 04/25/2037 ~(n)	4,957	4,252
2.927% due 09/25/2035 ^~	3,987	2,284
2.940% due 08/25/2046 ^~	2,973	2,377
2.942% due 03/25/2036 ~	1,558	1,056
3.039% due 07/25/2036 ~(n)	58,374	39,264
3.214% due 12/25/2046 ^~	3,917	2,716
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	1,147	1,153
Beneria Cowen & Pritzer Collateral Funding Corp. 3.722% due 06/15/2038 •(n)	7,100	7,078
CD Mortgage Trust 5.688% due 10/15/2048 (n)	972	958
Citigroup Commercial Mortgage Trust 5.697% due 12/10/2049 ~	9,541	5,104
Citigroup Mortgage Loan Trust
2.125% due 08/25/2037 ~	1,876	1,196
2.230% due 03/25/2037 ^~	2,169	1,979
2.528% due 04/25/2037 ^~	488	440
2.537% due 08/25/2034 ~(n)	6,115	6,062
2.749% due 07/25/2036 ^~	1,999	1,402
3.326% due 03/25/2037 ^~	806	814
5.500% due 12/25/2035	2,267	1,618
6.000% due 07/25/2036 (n)	4,705	3,526
6.500% due 09/25/2036	1,012	801
Commercial Mortgage Loan Trust 6.171% due 12/10/2049 ~	12,967	6,029
Countrywide Alternative Loan Resecuritization Trust 7.000% due 01/25/2037 ^	5,301	1,763
Countrywide Alternative Loan Trust
0.277% due 03/20/2047 •	539	468
0.306% due 05/25/2047 •	6,179	3,838
0.446% due 05/25/2036 •	10,607	10,093
0.506% due 08/25/2047 ^•	995	954
0.546% due 03/25/2036 •(n)	10,180	10,401
0.606% due 07/25/2036 •	5,788	5,199
0.684% due 11/20/2035 •	127	123
0.786% due 10/25/2035 ^•	595	423
1.402% due 07/20/2035 ^•	7,660	6,689
2.747% due 05/25/2036 ~(n)	3,828	3,626
5.500% due 11/25/2035	1,678	1,336
5.500% due 02/25/2036 ^	1,041	829
5.500% due 02/25/2036	989	894
5.500% due 05/25/2036 ^	1,057	1,027
5.500% due 05/25/2036	3,257	3,164
6.000% due 03/25/2035 ^	303	201
6.000% due 04/25/2036	527	325
6.000% due 01/25/2037 ^	769	778
6.000% due 02/25/2037 ^	1,496	860
6.000% due 04/25/2037 ^	4,116	2,652
6.250% due 12/25/2036 ^•	605	403
19.564% due 07/25/2035 •	78	90
Countrywide Home Loan Mortgage Pass-Through Trust
1.956% due 03/25/2046 ^•(n)	29,186	19,100
2.674% due 09/20/2036 ~	2,843	2,722
2.704% due 05/20/2036 ^~	1,155	969
Credit Suisse Commercial Mortgage Trust
5.796% due 01/15/2049 ~(n)	10,300	12,330
5.869% due 09/15/2040 ~	35	86
Credit Suisse First Boston Mortgage Securities Corp.
5.100% due 08/15/2038 ~	958	768
6.000% due 01/25/2036 ^	255	206
Credit Suisse Mortgage Capital Certificates
0.584% due 11/30/2037 ~(n)	10,750	10,291
1.654% due 11/25/2037 •	8,844	8,525
1.654% due 11/27/2037 •	8,376	7,244
2.453% due 12/29/2037 ~	3,656	2,854
3.023% due 05/27/2036 ~(n)	2,911	2,283
3.029% due 10/26/2036 ~	12,227	12,121
3.089% due 09/26/2047 ~(n)	19,043	11,748
3.153% due 05/26/2036 ~	5,637	4,835
3.285% due 04/28/2037 ~	3,022	3,101
5.750% due 05/26/2037	15,105	13,012
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036	2,007	1,498
6.500% due 05/25/2036 ^	2,592	1,346
Credit Suisse Mortgage Capital Trust
2.984% due 07/15/2038 •(n)	10,050	10,081

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

3.984% due 07/15/2038 •(n)		8,700	8,735
DBUBS Mortgage Trust 4.652% due 11/10/2046 (n)		19,203	15,975
Debussy DTC PLC
5.930% due 07/12/2025 (n)	GBP	1,197	1,571
8.250% due 07/12/2025		10,000	3,928
Deutsche ALT-A Securities, Inc. 0.386% due 04/25/2037 •		$4,859	3,481
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^		432	427
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	4	4,012
0.297% due 03/13/2045 •	EUR	7,067	7,280
1.317% (BP0003M + 1.250%) due 06/13/2045 ~(n)	GBP	12,884	16,644
1.667% due 09/13/2045 •(n)		13,916	18,148
1.817% (BP0003M + 1.750%) due 06/13/2045 ~(n)		7,931	9,994
2.317% due 09/13/2045 •(n)		9,927	13,034
3.567% (BP0003M + 3.500%) due 06/13/2045 ~(n)		2,813	3,807
3.917% due 09/13/2045 •(n)		8,249	11,627
Extended Stay America Trust 3.784% due 07/15/2038 •(n)		$26,462	26,858
First Horizon Mortgage Pass-Through Trust 2.816% due 05/25/2037 ^~		2,780	1,621
Freddie Mac
3.400% due 09/25/2041 •		3,800	3,815
4.800% due 01/25/2051 •		1,700	1,747
6.300% due 09/25/2041 •		4,600	4,651
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •(n)	EUR	17,020	18,289
GCCFC Commercial Mortgage Trust 6.214% due 07/10/2038 ~		$4,688	3,946
GS Mortgage Securities Corp. Trust
4.744% due 10/10/2032 ~(n)		21,097	20,771
4.744% due 10/10/2032 ~		4,060	3,941
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 ~(a)		109,801	546
0.000% due 07/25/2059 (b)(h)		121	121
0.090% due 07/25/2059 ~(a)		99,762	299
3.817% due 07/25/2059 ~		15,323	14,364
3.817% due 07/25/2059 ~(n)		3,627	3,617
GSC Capital Corp. Mortgage Trust 0.446% due 05/25/2036 ^•		1,547	1,535
HarborView Mortgage Loan Trust 2.113% due 06/19/2045 ^•		1,004	584
HomeBanc Mortgage Trust 2.475% due 04/25/2037 ^~(n)		3,625	3,631
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^(n)		3,753	3,591
IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •(n)	EUR	18,203	19,591
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •(n)		591	636
IndyMac Mortgage Loan Trust
0.296% due 11/25/2036 •		$140	142
2.801% due 11/25/2035 ^~(n)		2,800	2,751
2.998% due 06/25/2036 ~		744	751
Jefferies Resecuritization Trust 6.000% due 12/26/2036 ~		3,588	1,437
JP Morgan Alternative Loan Trust
0.588% due 06/27/2037 •(n)		6,479	5,123
2.722% due 05/25/2036 ^~		508	370
6.000% due 12/25/2035 ^		700	632
9.868% due 06/27/2037 ~		13,422	8,399
JP Morgan Chase Commercial Mortgage Securities Trust
1.584% due 12/15/2036 •(n)		2,500	2,446
6.736% due 06/12/2041 ~(n)		9,907	9,622
JP Morgan Resecuritization Trust
2.419% due 03/21/2037 ~		905	864
6.000% due 09/26/2036 ~		1,493	1,270
6.500% due 04/26/2036 ~		4,279	2,099
Lansdowne Mortgage Securities PLC 0.000% due 09/16/2048 •(n)	EUR	8,076	8,585
Lavender Trust 6.250% due 10/26/2036 (n)		$3,813	2,663
Lehman Mortgage Trust 6.000% due 01/25/2038 ^		1,182	1,180
Lehman XS Trust 0.986% due 08/25/2047 ^•		295	272
Merrill Lynch Alternative Note Asset Trust 6.000% due 05/25/2037 ^(n)		2,624	2,534
Merrill Lynch Mortgage Investors Trust 2.760% due 03/25/2036 ^~		7,547	4,865
Morgan Stanley Capital Trust 5.399% due 12/15/2043		572	352

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

Morgan Stanley Mortgage Loan Trust
0.426% due 05/25/2036 •		154	46
3.254% due 05/25/2036 ^~		2,008	1,357
5.962% due 06/25/2036 ^~		1,920	784
Morgan Stanley Re-REMIC Trust
0.648% due 02/26/2037 •		2,785	2,692
1.052% due 03/26/2037 þ		1,733	1,751
Morgan Stanley Resecuritization Trust 2.694% due 06/26/2035 ~		10,862	8,505
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060 «		3,367	3,313
Natixis Commercial Mortgage Securities Trust
3.084% due 11/15/2034 •(n)		7,294	7,240
4.084% due 11/15/2034 •		3,163	3,108
RBSSP Resecuritization Trust
3.094% due 09/26/2035 ~		4,453	3,098
6.000% due 06/26/2037 ~		648	586
Residential Accredit Loans, Inc. Trust
0.386% due 02/25/2037 •		408	415
6.000% due 12/25/2035 ^		1,765	1,787
6.000% due 11/25/2036 ^		1,886	1,818
6.250% due 02/25/2037 ^		2,786	2,730
6.500% due 09/25/2037 ^		1,050	1,035
Residential Asset Mortgage Products Trust 8.000% due 05/25/2032		538	417
Residential Asset Securitization Trust
6.000% due 02/25/2037 ^		177	115
6.000% due 03/25/2037 ^		2,543	1,403
RiverView HECM Trust 0.580% due 05/25/2047 •		9,916	9,359
Seasoned Credit Risk Transfer Trust 5.607% due 11/25/2059 ~		1,630	985
Sequoia Mortgage Trust
0.752% due 02/20/2034 •		242	225
1.634% due 09/20/2032 ~		385	390
Structured Asset Mortgage Investments Trust 0.506% due 05/25/2036 •		1,751	1,548
SunTrust Adjustable Rate Mortgage Loan Trust 2.229% due 02/25/2037 ^~		1,834	1,735
Wachovia Bank Commercial Mortgage Trust 5.720% due 10/15/2048 ~		344	342
WaMu Mortgage Pass-Through Certificates Trust
1.763% due 07/25/2046 •		238	235
2.909% due 08/25/2036 ^~		1,394	1,348
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	0	661
2.700% due 12/21/2049 •(n)		646	875
3.200% due 12/21/2049 •		646	873
Washington Mutual Mortgage Pass-Through Certificates Trust
0.326% due 01/25/2047 ^•		$1,521	1,564
1.062% due 06/25/2046 •(n)		6,590	4,319
5.750% due 11/25/2035 ^		1,036	1,075
6.467% due 05/25/2036 ^þ		4,497	4,474
Wells Fargo Mortgage Loan Trust 2.773% due 03/27/2037 ~(n)		3,977	3,085
Worldwide Plaza Trust 3.715% due 11/10/2036 ~(n)		18,700	18,563

Total Non-Agency Mortgage-Backed Securities (Cost $893,434)			953,753

ASSET-BACKED SECURITIES 39.5%
510 Loan Acquisition Trust 5.107% due 09/25/2060 þ(n)		12,345	12,580
ACE Securities Corp. Home Equity Loan Trust
0.196% due 12/25/2036 •(n)		22,916	8,358
1.181% due 07/25/2035 ^•(n)		17,938	17,166
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,244
American Money Management Corp. CLO Ltd. 6.193% due 04/14/2029 •		$6,100	5,938
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.036% due 09/25/2032 •		1,148	1,200
Argent Securities Trust
0.236% due 09/25/2036 •(n)		8,198	3,563
0.286% due 06/25/2036 •		1,883	720
0.326% due 04/25/2036 •		1,090	478
0.386% due 06/25/2036 •		3,949	1,532
0.466% due 03/25/2036 •		11,236	7,656
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.776% due 11/25/2035 •(n)		5,851	5,663
0.846% due 02/25/2036 •(n)		24,830	23,059
Asset-Backed Securities Corp. Home Equity Loan Trust 3.084% due 08/15/2033 •		191	194

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

Banco Bilbao Vizcaya Argentaria S.A. 0.105% due 03/22/2046 •	EUR	636	460
Bear Stearns Asset-Backed Securities Trust
0.226% due 12/25/2036 •(n)		$12,528	15,824
1.586% due 10/27/2032 •		36	41
1.961% due 12/25/2034 •(n)		18,650	18,707
2.729% due 10/25/2036 ~		257	252
6.000% due 12/25/2035 ^		407	331
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(h)		10,100	10,677
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	1,389
Carrington Mortgage Loan Trust
0.166% due 03/25/2035 •		735	676
0.506% due 12/26/2036 •(n)		13,201	11,961
Cavendish Square Funding PLC
0.307% due 02/11/2055 •	EUR	8	9
1.307% due 02/11/2055 •		3,500	4,031
CIFC Funding Ltd. 0.000% due 04/24/2030 ~		$3,390	1,472
Citigroup Mortgage Loan Trust
0.236% due 12/25/2036 •		19,400	10,027
0.286% due 05/25/2037 •		521	440
0.306% due 12/25/2036 •		3,907	2,047
0.406% due 09/25/2036 •(n)		13,026	11,259
0.786% due 11/25/2046 •		4,867	4,678
6.851% due 05/25/2036 ^þ		2,385	1,189
Conseco Finance Securitizations Corp. 9.546% due 12/01/2033 ~		6,480	6,511
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	2,456
Coronado CDO Ltd.
1.616% due 09/04/2038 •		$18,676	10,256
6.000% due 09/04/2038		2,997	2,269
Countrywide Asset-Backed Certificates
0.286% due 06/25/2037 ^•(n)		15,189	16,002
0.316% due 04/25/2047 •(n)		35,000	32,749
0.366% due 03/25/2037 •(n)		14,350	14,722
0.406% due 05/25/2036 •(n)		3,060	3,252
0.566% due 03/25/2036 •(n)		19,438	19,385
0.566% due 04/25/2036 ^•		448	423
0.636% due 05/25/2047 ^•		2,005	1,787
0.671% due 04/25/2036 •(n)		8,762	8,138
0.821% due 04/25/2036 •		15,850	13,152
0.986% due 03/25/2047 ^•		1,188	1,067
4.453% due 10/25/2046 ^~		29	30
4.635% due 10/25/2032 ^~(n)		10,217	10,043
Countrywide Asset-Backed Certificates Trust 0.606% due 05/25/2036 •(n)		32,300	30,037
Credit-Based Asset Servicing & Securitization CBO Corp. 0.368% due 09/06/2041 •		64,231	2,108
ECAF Ltd. 4.947% due 06/15/2040		6,890	6,598
Encore Credit Receivables Trust 0.776% due 07/25/2035 •		421	420
Euromax ABS PLC 0.000% due 11/10/2095 •	EUR	5,320	5,653
FAB UK Ltd. 0.000% due 12/06/2045 ~	GBP	12,817	5,761
Fieldstone Mortgage Investment Trust 0.426% due 07/25/2036 •		$4,903	3,164
First Franklin Mortgage Loan Trust
0.566% due 04/25/2036 •(n)		6,825	6,308
0.656% due 02/25/2036 •		5,500	5,281
1.031% due 09/25/2035 •		5,830	5,579
1.061% due 05/25/2036 •		13,517	12,720
Fremont Home Loan Trust
0.236% due 01/25/2037 •		3,214	1,859
0.566% due 02/25/2037 •		1,246	643
Glacier Funding CDO Ltd. 0.394% due 08/04/2035 •		22,433	4,016
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		6,406	5,630
GSAMP Trust
0.146% due 01/25/2037 •		3,039	2,223
0.176% due 01/25/2037 •(n)		907	666
0.286% due 11/25/2036 •		3,909	2,436
0.336% due 12/25/2036 •		4,299	2,728
0.406% due 04/25/2036 •		517	409
0.626% due 04/25/2036 •		18,435	14,859
1.736% due 10/25/2034 •		117	120
Hillcrest CDO Ltd. 1.236% due 12/10/2039 •		35,932	10,616

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

Home Equity Loan Trust 0.426% due 04/25/2037 •(n)		13,500	11,936
Home Equity Mortgage Loan Asset-Backed Trust
0.246% due 11/25/2036 •(n)		4,381	4,189
0.326% due 04/25/2037 •		3,131	2,513
Hout Bay Corp. 1.627% due 07/05/2041 •		75,364	15,683
HSI Asset Securitization Corp. Trust
0.276% due 01/25/2037 •(n)		33,386	29,039
0.304% due 12/25/2036 •		21,578	8,354
0.406% due 10/25/2036 •		7,343	3,904
0.424% due 12/25/2036 •(n)		13,217	5,110
IXIS Real Estate Capital Trust 1.061% due 09/25/2035 ^•		4,801	4,806
JP Morgan Mortgage Acquisition Trust
0.386% due 07/25/2036 •		1,500	885
0.406% due 07/25/2036 ^•		1,095	407
5.462% due 09/25/2029 ^þ		3,201	2,493
5.888% due 10/25/2036 ^þ		8,771	6,827
Jubilee CLO BV 0.000% due 01/15/2028 ~	EUR	7,000	1,501
Lehman XS Trust 4.517% due 05/25/2037 ^~(n)		$9,021	8,894
Long Beach Mortgage Loan Trust
0.466% due 02/25/2036 •(n)		36,548	33,658
0.791% due 11/25/2035 •(n)		36,527	35,776
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~		5,600	4,142
Marlette Funding Trust
0.000% due 07/16/2029 «(h)		16	1,598
0.000% due 09/17/2029 «(h)		20	2,174
0.000% due 03/15/2030 «(h)		27	4,929
MASTR Asset-Backed Securities Trust
0.426% due 06/25/2036 •		4,945	4,844
0.446% due 02/25/2036 •(n)		6,886	3,534
0.566% due 06/25/2036 •		3,008	1,677
0.626% due 12/25/2035 •(n)		15,040	13,030
MF1 Ltd. 4.264% due 11/15/2035 •(n)		6,600	6,720
Morgan Stanley ABS Capital, Inc. Trust
0.146% due 09/25/2036 •		3,501	1,649
0.156% due 10/25/2036 •		1,585	936
0.226% due 10/25/2036 •		8,242	4,917
0.236% due 09/25/2036 •		7,033	3,387
0.236% due 11/25/2036 •		15,280	11,316
0.306% due 10/25/2036 •		3,972	2,396
0.386% due 06/25/2036 •		5,971	4,131
1.121% due 01/25/2035 •		4,138	3,805
2.036% due 05/25/2034 •		1,037	1,049
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		87,000	26,622
New Century Home Equity Loan Trust 3.086% due 01/25/2033 ^•		312	296
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.416% due 10/25/2036 ^•		4,438	1,229
OCP CLO Ltd. 0.000% due 07/20/2032 ~		8	4,174
Option One Mortgage Loan Trust
0.216% due 07/25/2037 •(n)		13,611	11,848
0.226% due 01/25/2037 •		9,293	6,686
0.306% due 01/25/2037 •		1,895	1,381
0.336% due 03/25/2037 •		563	365
0.416% due 04/25/2037 •		2,215	1,424
Orient Point CDO Ltd. 0.408% due 10/03/2045 •(n)		282,017	108,210
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.111% due 12/25/2034 •(n)		25,974	26,401
RAAC Trust 2.711% due 05/25/2046 •(n)		17,151	16,411
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		3,152	1,361
Residential Asset Mortgage Products Trust
0.836% due 04/25/2034 •		2,316	2,309
0.956% due 04/25/2034 •(n)		2,384	2,387
1.166% due 02/25/2035 •		110	111
1.661% due 04/25/2034 ^•		1,106	1,087
2.066% due 04/25/2034 ^•		1,738	1,643
Residential Asset Securities Corp. Trust
0.346% due 11/25/2036 •		6,581	6,180
0.426% due 10/25/2036 •		5,950	5,422
0.581% due 04/25/2036 •		5,872	5,325
0.746% due 12/25/2035 •(n)		9,225	8,364
Rockford Tower CLO Ltd. 0.000% due 04/20/2034 ~		22,000	15,339

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust
0.366% due 07/25/2036 •(n)		16,605	15,287
0.406% due 07/25/2036 •		2,421	1,170
0.586% due 05/25/2036 •(n)		15,663	10,849
0.686% due 11/25/2035 •		11,701	10,739
0.746% due 08/25/2035 ^•		2,019	1,692
Segovia European CLO DAC 0.000% due 04/15/2035 ~	EUR	1,400	1,054
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		$25	25,701
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		20	10,495
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(h)		5	1,780
0.000% due 09/15/2054 «(a)(h)		40,561	66,463
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 «(h)		21,280	2,596
0.000% due 05/25/2040 (h)		22,175	3,018
0.000% due 07/25/2040 «(h)		110	1,967
0.000% due 09/25/2040 «(a)(h)		9,122	1,991
Soloso CDO Ltd. 0.458% due 10/07/2037 •		11,318	9,281
Soundview Home Loan Trust
0.236% due 06/25/2037 •		2,718	2,315
0.266% due 02/25/2037 •		7,621	2,815
0.346% due 02/25/2037 •		8,845	3,340
1.036% due 10/25/2037 •		5,005	4,624
1.186% due 09/25/2037 •		2,105	1,985
Specialty Underwriting & Residential Finance Trust
0.436% due 03/25/2037 •		347	259
1.886% due 05/25/2035 •		1,181	1,179
3.425% due 02/25/2037 ^þ		2,901	1,507
Symphony CLO Ltd. 4.733% due 07/14/2026 •		10,700	10,665
Taberna Preferred Funding Ltd.
0.461% due 05/05/2038 •(n)		3,158	2,937
0.461% due 05/05/2038 •		960	893
0.471% due 02/05/2037 •(n)		17,453	15,010
0.501% due 08/05/2036 ^•		12,832	11,164
0.501% due 08/05/2036 •		3,190	2,775
Verde CDO Ltd. 0.368% due 10/05/2045 •		167,891	49,706

Total Asset-Backed Securities (Cost $1,278,873)			1,238,938

SOVEREIGN ISSUES 4.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ(n)		20,024	6,778
1.000% due 07/09/2029 (n)		3,366	1,296
1.125% due 07/09/2035 þ(n)		21,574	6,794
1.125% due 07/09/2035 þ		400	131
2.000% due 01/09/2038 þ(n)		64,193	24,907
2.500% due 07/09/2041 þ		83	30
15.500% due 10/17/2026 (n)	ARS	356,260	787
34.163% (BADLARPP) due 10/04/2022 ~		1,302	5
Autonomous City of Buenos Aires 37.907% (BADLARPP + 3.750%) due 02/22/2028 ~(n)		153,824	726
Dominican Republic International Bond
4.875% due 09/23/2032 (n)		$2,200	2,250
5.875% due 01/30/2060 (n)		8,800	8,633
Egypt Government International Bond
3.875% due 02/16/2026 (n)		2,700	2,545
6.375% due 04/11/2031	EUR	3,300	3,757
7.500% due 02/16/2061 (n)		$8,050	7,087
Ghana Government International Bond
6.375% due 02/11/2027 (n)		2,600	2,454
7.875% due 02/11/2035 (n)		3,300	2,978
8.750% due 03/11/2061 (n)		984	883
Ivory Coast Government International Bond
4.875% due 01/30/2032 (n)	EUR	7,700	8,716
6.625% due 03/22/2048 (n)		8,540	9,981
Nigeria Government International Bond 8.250% due 09/28/2051		$7,500	7,569
Oman Government International Bond 7.000% due 01/25/2051 (n)		5,100	5,190
Peru Government International Bond
5.350% due 08/12/2040	PEN	104	20
6.350% due 08/12/2028		861	215
Provincia de Buenos Aires
37.896% due 04/12/2025 (n)	ARS	1,250,286	5,799
37.896% due 04/12/2025		66,400	308
Romania Government International Bond 2.875% due 04/13/2042 (n)	EUR	5,600	6,072

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

Romanian Government International Bond 2.625% due 12/02/2040 (n)		2,300	2,488
South Africa Government International Bond 5.750% due 09/30/2049 (n)		$2,400	2,293
Turkey Government International Bond
5.250% due 03/13/2030		3,179	2,941
7.625% due 04/26/2029 (n)		1,485	1,587
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (n)		800	861
Ukraine Government International Bond
4.375% due 01/27/2030 (n)	EUR	5,788	6,230
6.876% due 05/21/2029 (n)		$7,000	7,114

Total Sovereign Issues (Cost $169,626)			139,425

		SHARES
COMMON STOCKS 3.0%
COMMUNICATION SERVICES 1.2%
Clear Channel Outdoor Holdings, Inc. (f)		2,994,420	8,115
iHeartMedia, Inc. 'A' (f)		702,835	17,585
iHeartMedia, Inc. 'B' «(f)		545,357	12,280

			37,980

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)		1	0

ENERGY 0.1%
Axis Energy Services 'A' «(f)(l)		14,324	211
Noble Corp. (f)(l)		104,888	2,838
Valaris Ltd. (f)		6,517	228

			3,277

FINANCIALS 0.0%
Stearns Holdings LLC 'B' «(f)(l)		59,964	83

INDUSTRIALS 1.3%
McDermott International Ltd. (f)		375,232	187
Neiman Marcus Group Ltd. LLC «(f)(l)		372,239	39,975
Noble Corp. (f)		8,010	217
Voyager Aviation Holdings «(f)		13,457	0
Westmoreland Mining Holdings LLC «(f)(l)		240,452	0

			40,379

UTILITIES 0.4%
TexGen Power LLC «		285,522	11,849

Total Common Stocks (Cost $78,293)			93,568

WARRANTS 1.5%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «		288	35

INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		2,530,304	1,481

INFORMATION TECHNOLOGY 1.5%
Windstream Holdings LLC - Exp. 09/21/2055 «		1,936,829	46,478

Total Warrants (Cost $15,451)			47,994

PREFERRED SECURITIES 9.1%
BANKING & FINANCE 5.0%
AGFC Capital Trust 1.876% (US0003M + 1.750%) due 01/15/2067 ~(n)		20,300,000	11,984
American AgCredit Corp. 5.250% due 06/15/2026 •(j)		8,000,000	8,160
Capital Farm Credit ACA 5.000% due 03/15/2026 •(j)		4,300,000	4,455
Nationwide Building Society 10.250% ~		113,293	29,920

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

OCP CLO Ltd. 0.000% due 04/26/2028 (h)		2,600	2,038
Stichting AK Rabobank Certificaten 19.437% due 12/29/2049 þ(j)(n)		60,776,150	101,422

			157,979

INDUSTRIALS 3.4%
General Electric Co. 3.446% (US0003M + 3.330%) due 12/15/2021 ~(j)(n)		1,461,000	1,433
Sequa Corp. (15.000% PIK) 15.000% «(d)		72,899	79,392
Voyager Aviation Holdings LLC 9.500% «		80,741	23,874

			104,699

UTILITIES 0.7%
AT&T Mobility LLC 7.000% due 10/20/2022 «(j)(l)		876,044	23,011

Total Preferred Securities (Cost $230,009)			285,689

REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
Uniti Group, Inc.		1,315,270	16,270

Total Real Estate Investment Trusts (Cost $8,326)			16,270

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.7%
REPURCHASE AGREEMENTS (m) 6.8%			214,533

ARGENTINA TREASURY BILLS 0.1%
39.804% due 11/30/2021 (h)(i)	ARS	198,380	1,053

U.S. TREASURY BILLS 0.6%
0.045% due 10/05/2021 - 03/24/2022 (g)(h)(n)(p)(r)		$19,383	19,381

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.046% due 01/04/2022 (h)(i)(n)(p)(r)		6,400	6,399

Total Short-Term Instruments (Cost $241,514)			241,366

Total Investments in Securities (Cost $5,316,214)			5,433,082

		SHARES
INVESTMENTS IN AFFILIATES 1.8%
COMMON STOCKS 1.8%
AFFILIATED INVESTMENTS 1.8%
Associated Materials Group, Inc. «(f)(l)		8,099,887	57,104
Sierra Hamilton Holder LLC «(l)		30,136,800	3

			57,107

Total Common Stocks (Cost $59,074)			57,107

Total Investments in Affiliates (Cost $59,074)			57,107

Total Investments 175.2% (Cost $5,375,288)			$5,490,189
Financial Derivative Instruments (o)(q) 0.3%(Cost or Premiums, net $(16,548))			8,240
Other Assets and Liabilities, net (75.5)%			(2,364,136)

Net Assets 100.0%			$3,134,293

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
µ							All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							When-issued security.
(d)							Payment in-kind security.
(e)							Security is not accruing income as of the date of this report.
(f)							Security did not produce income within the last twelve months.
(g)							Coupon represents a weighted average yield to maturity.
(h)							Zero coupon security.
(i)							Coupon represents a yield to maturity.
(j)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)							Contingent convertible security.
(l)							RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC						09/24/2020	$23,336	$23,011	0.73%
Associated Materials Group, Inc.						08/24/2020	51,434	57,104	1.82
Axis Energy Services 'A'						07/01/2021	211	211	0.01
Neiman Marcus Group Ltd. LLC						09/25/2020	11,950	39,975	1.28
Noble Corp.						02/05/2021 - 02/27/2021	1,407	2,838	0.09
Pinnacol Assurance 8.625% due 06/25/2034						06/23/2014	23,200	29,995	0.96
Preylock Reitman Santa Cruz Mezz LLC 6.500% due 11/09/2022						04/09/2018	31,582	31,090	0.99
Project Anfora Senior 2.750% due 10/01/2026						09/30/2019	20,478	21,354	0.68
Sierra Hamilton Holder LLC						07/31/2017	7,639	3	0.00
Stearns Holdings LLC 'B'						03/15/2021	105	83	0.00
Westmoreland Mining Holdings LLC						12/08/2014	7,007	0	0.00

							$178,349	$205,664	6.56%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.040%	09/28/2021	10/05/2021		$100,000	U.S. Treasury Notes 2.125% due 05/15/2025	$(102,052)	$100,000	$100,000
FICC	0.000	09/30/2021	10/01/2021		14,354	U.S. Treasury Notes 1.625% due 12/15/2022	(14,641)	14,354	14,354
MBC	0.040	09/30/2021	10/01/2021		92,000	U.S. Treasury Bills 0.000% due 05/19/2022	(24,878)	92,000	92,000
						U.S. Treasury Notes 0.875% due 11/15/2030	(70,024)
SCX	(0.450)	08/12/2021	10/19/2021	EUR	7,061	Romanian Government International Bond 1.750% due 07/13/2030	(7,965)	8,179	8,174

Total Repurchase Agreements							$(219,560)	$214,533	$214,528

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BCY	0.500%	09/30/2021	02/07/2022		(5,268)	$(5,268)
	0.550	09/30/2021	03/10/2022		(4,494)	(4,494)
BNY	0.800	08/11/2021	02/11/2022		(34,565)	(34,604)
	0.802	09/07/2021	03/07/2022		(45,610)	(45,634)
BOS	0.150	07/31/2020	TBD(3)		(3,456)	(3,462)
	0.800	09/02/2021	03/02/2022		(2,720)	(2,722)
	0.850	09/02/2021	03/02/2022		(7,279)	(7,284)
BPS	(2.500)	03/10/2021	TBD(3)	EUR	(2,564)	(2,948)
	(1.800)	09/23/2021	TBD(3)		(435)	(504)
	(0.500)	07/19/2021	10/19/2021		(1,153)	(1,335)
	(0.350)	08/03/2021	11/03/2021		(3,748)	(4,339)
	(0.300)	07/19/2021	10/19/2021		(557)	(645)
	(0.270)	07/19/2021	10/19/2021		(530)	(614)
	0.150	02/08/2021	TBD(3)		$(412)	(413)
	0.250	09/23/2021	10/25/2021	GBP	(122)	(165)
	0.250	09/27/2021	11/10/2021		$(12,269)	(12,269)
	0.350	09/28/2021	01/13/2022	GBP	(952)	(1,283)
	0.400	07/08/2021	10/08/2021		(11,459)	(15,454)
	0.430	09/22/2021	10/12/2021		$(2,229)	(2,230)
	0.450	08/03/2021	02/03/2022		(3,043)	(3,045)
	0.490	08/18/2021	02/15/2022		(4,127)	(4,130)
	0.500	08/04/2021	02/04/2022		(243)	(244)
	0.510	09/20/2021	03/21/2022		(5,136)	(5,136)
	0.520	09/21/2021	03/21/2022		(14,842)	(14,844)
	0.540	06/08/2021	03/08/2022		(179)	(179)
	0.540	06/09/2021	03/09/2022		(11,350)	(11,369)
	0.540	06/30/2021	03/08/2022		(2,662)	(2,665)
	0.540	09/30/2021	03/08/2022		(96)	(96)
	0.810	09/02/2021	03/02/2022		(42,490)	(42,518)
	0.810	09/08/2021	03/08/2022		(20,374)	(20,384)
	0.850	08/16/2021	02/16/2022		(23,519)	(23,544)
	0.886	05/04/2021	11/04/2021	GBP	(7,003)	(9,471)
BRC	(1.900)	01/28/2021	TBD(3)	EUR	(2,708)	(3,110)
	(0.550)	09/23/2021	09/22/2023		(2,149)	(2,489)
	(0.550)	10/01/2021	TBD(3)		(1,387)	(1,607)
	(0.420)	08/03/2021	TBD(3)		(1,832)	(2,120)
	(0.280)	07/08/2021	10/08/2021		(21,985)	(25,449)
	0.250	08/19/2020	TBD(3)		$(1,081)	(1,084)
	0.350	07/08/2021	10/12/2021		(10,057)	(10,065)
	0.400	09/02/2021	10/01/2021		(6,367)	(6,369)
	0.400	09/22/2021	10/18/2021		(3,375)	(3,375)
	0.400	10/01/2021	11/02/2021		(6,262)	(6,262)
	0.450	07/08/2021	10/12/2021		(11,728)	(11,740)
	0.450	07/22/2021	10/12/2021		(197)	(197)
	0.450	10/01/2021	10/12/2021		(2,956)	(2,956)
	0.490	07/08/2021	10/12/2021		(5,975)	(5,982)
	0.500	07/08/2021	10/12/2021		(18,264)	(18,286)
	0.500	07/22/2021	01/24/2022		(8,557)	(8,565)
	0.500	08/06/2021	02/07/2022		(4,222)	(4,226)
	0.500	08/16/2021	01/18/2022		(14,661)	(14,670)
	0.500	08/17/2021	TBD(3)		(21)	(21)
	0.500	08/31/2021	03/01/2022		(14,163)	(14,169)
	0.500	09/03/2021	03/03/2022		(8,726)	(8,729)
	0.500	09/22/2021	01/18/2022		(6,299)	(6,299)
	0.550	08/09/2021	03/10/2022		(238)	(238)
	0.600	07/19/2021	01/19/2022		(25,112)	(25,143)
	0.604	08/20/2021	01/31/2022		(5,750)	(5,754)
	0.800	09/02/2021	03/02/2022		(61,343)	(61,383)
	0.802	09/03/2021	03/03/2022		(15,872)	(15,882)
	0.803	09/22/2021	03/21/2022		(36,809)	(36,817)
	0.808	08/27/2021	02/28/2022		(18,693)	(18,708)
	0.850	07/08/2021	10/12/2021		(26,858)	(26,912)
BYR	0.500	07/26/2021	01/26/2022		(1,833)	(1,834)
	0.650	03/31/2021	03/25/2022		(13,155)	(13,196)
	0.650	06/14/2021	03/25/2022		(2,043)	(2,046)
	0.650	06/30/2021	03/25/2022		(599)	(600)
	0.650	08/04/2021	03/25/2022		(1,034)	(1,036)
	0.650	08/05/2021	03/25/2022		(1,830)	(1,832)
	0.650	10/01/2021	03/25/2022		(13,543)	(13,543)
CDC	0.230	08/20/2021	TBD(3)		(102)	(102)
	0.230	08/20/2021	08/18/2023		(7,173)	(7,175)
	0.250	03/22/2021	TBD(3)		(379)	(380)
	0.270	10/01/2021	01/27/2022		(7,345)	(7,345)
	0.300	07/15/2021	10/15/2021		(353)	(354)
	0.350	07/21/2021	01/21/2022		(2,525)	(2,526)
	0.360	08/24/2021	TBD(3)		(19,212)	(19,220)
	0.420	08/09/2021	10/12/2021		(1,503)	(1,504)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

	0.480	08/18/2021	10/07/2021		(1,439)	(1,440)
	0.490	09/03/2021	03/03/2022		(25,012)	(25,021)
	0.500	08/03/2021	02/03/2022		(43,566)	(43,601)
CEW	0.450	08/09/2021	11/09/2021		(4,117)	(4,120)
	0.500	07/09/2021	01/05/2022		(1,731)	(1,733)
	0.500	08/09/2021	11/09/2021		(20,147)	(20,162)
	0.600	08/11/2021	02/11/2022		(8,412)	(8,419)
	0.600	08/19/2021	02/22/2022		(1,888)	(1,890)
	0.650	07/19/2021	01/19/2022		(7,142)	(7,151)
	0.750	08/24/2021	02/22/2022		(14,321)	(14,332)
	0.800	08/11/2021	02/11/2022		(11,519)	(11,532)
	0.802	09/22/2021	03/22/2022		(5,776)	(5,778)
CIB	0.500	09/10/2021	10/13/2021		(8,345)	(8,347)
	0.500	09/28/2021	10/14/2021		(17,172)	(17,172)
	0.530	08/11/2021	10/12/2021		(281)	(282)
DBL	(0.320)	07/19/2021	10/19/2021	EUR	(6,166)	(7,138)
	(0.300)	07/13/2021	10/11/2021		(4,661)	(5,395)
GLM	0.784	09/22/2021	01/24/2022		$(81,642)	(81,658)
GSC	0.580	08/11/2021	10/12/2021		(13,909)	(13,920)
IND	0.270	08/31/2021	03/01/2022		(1,288)	(1,288)
	0.280	08/27/2021	02/28/2022		(14,262)	(14,266)
	0.290	08/03/2021	02/03/2022		(634)	(634)
	0.300	06/09/2021	03/09/2022		(81)	(81)
	0.300	07/21/2021	01/20/2022		(15,255)	(15,264)
	0.300	07/23/2021	01/24/2022		(9,546)	(9,552)
	0.300	09/21/2021	01/26/2022		(4,904)	(4,904)
	0.330	08/18/2021	03/09/2022		(7,354)	(7,357)
	0.420	07/21/2021	01/19/2022		(34,583)	(34,612)
	0.420	07/26/2021	01/26/2022		(720)	(721)
	0.420	08/03/2021	02/03/2022		(11,490)	(11,498)
	0.420	08/06/2021	02/07/2022		(13,830)	(13,839)
	0.420	09/30/2021	01/26/2022		(1,019)	(1,019)
	0.430	07/08/2021	01/05/2022		(24,494)	(24,519)
	0.430	08/03/2021	02/03/2022		(8,501)	(8,507)
	0.430	08/31/2021	03/01/2022		(2,390)	(2,391)
	0.430	09/24/2021	02/03/2022		(2,304)	(2,304)
	0.440	08/03/2021	02/03/2022		(5,565)	(5,569)
	0.440	08/06/2021	02/07/2022		(172)	(172)
	0.440	08/27/2021	02/28/2022		(4,953)	(4,955)
	0.460	08/06/2021	02/07/2022		(1,459)	(1,460)
	0.480	05/06/2021	02/04/2022		(1,371)	(1,373)
	0.480	09/28/2021	02/04/2022		(8,927)	(8,928)
	0.510	04/29/2021	01/24/2022		(27,630)	(27,691)
	0.540	08/13/2021	01/24/2022		(3,589)	(3,592)
	0.540	08/18/2021	01/24/2022		(1,478)	(1,479)
	0.540	08/23/2021	01/24/2022		(1,273)	(1,274)
JML	(2.750)	08/03/2021	TBD(3)	EUR	(634)	(731)
	(1.000)	09/23/2021	TBD(3)		(1,023)	(1,184)
	(0.750)	09/23/2021	TBD(3)		(205)	(238)
	(0.420)	09/23/2021	TBD(3)		(2,769)	(3,207)
	(0.400)	07/08/2021	10/08/2021		(12,806)	(14,820)
	(0.380)	07/28/2021	10/28/2021		(6,243)	(7,226)
	(0.380)	08/16/2021	11/11/2021		(67,130)	(77,721)
	(0.300)	07/14/2021	10/14/2021		(2,046)	(2,369)
	(0.300)	07/19/2021	10/19/2021		(585)	(678)
	(0.250)	07/19/2021	10/19/2021		(1,641)	(1,900)
	(0.050)	07/08/2021	10/06/2021		$(12,205)	(12,204)
	0.100	09/01/2021	11/16/2021	EUR	(2,204)	(2,553)
	0.350	07/19/2021	10/19/2021	GBP	(807)	(1,088)
	0.400	08/24/2021	10/08/2021		$(33,024)	(33,038)
	0.725	08/04/2021	11/02/2021	GBP	(11,055)	(14,913)
	0.825	08/04/2021	11/02/2021		(13,748)	(18,549)
	0.925	08/04/2021	11/02/2021		(6,671)	(9,002)
	0.975	08/04/2021	11/02/2021		(2,220)	(2,996)
MSB	0.803	09/22/2021	03/22/2022		$(24,965)	(24,970)
	0.950	06/03/2021	01/14/2022		(13,584)	(13,627)
	1.400	10/27/2020	10/26/2021		(19,472)	(19,737)
NOM	0.300	10/04/2021	TBD(3)		(8,273)	(8,273)
	0.350	08/04/2020	TBD(3)		(725)	(728)
	0.350	08/24/2021	TBD(3)		(2,117)	(2,118)
	0.350	09/02/2021	10/04/2021		(8,606)	(8,608)
	0.380	10/04/2021	TBD(3)		(15,113)	(15,113)
	0.400	08/25/2021	08/23/2023		(2,306)	(2,307)
	0.400	09/02/2021	10/04/2021		(15,080)	(15,085)
	0.400	09/14/2021	10/14/2021		(1,271)	(1,271)
	0.470	08/05/2021	TBD(3)		(5,436)	(5,440)
NXN	0.360	09/30/2021	08/20/2023		(5,050)	(5,050)
RCE	(0.360)	09/24/2021	10/25/2021	EUR	(4,524)	(5,240)
	(0.340)	08/03/2021	11/03/2021		(1,417)	(1,641)
	(0.290)	07/13/2021	10/13/2021		(13,676)	(15,831)
	0.101	08/16/2021	11/16/2021		(9,859)	(11,421)
	0.280	07/13/2021	10/13/2021	GBP	(1,545)	(2,083)
RDR	0.100	01/29/2021	TBD(3)		$(10,154)	(10,161)
	0.270	09/20/2021	01/20/2022		(1,037)	(1,037)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

	0.270	09/21/2021	01/20/2022		(1,917)	(1,917)
	0.270	09/23/2021	01/20/2022		(10,340)	(10,341)
	0.270	09/28/2021	01/20/2022		(3,166)	(3,166)
RTA	0.480	08/03/2021	02/03/2022		(1,304)	(1,305)
	0.487	09/03/2021	03/03/2022		(9,089)	(9,092)
SBI	0.805	09/01/2021	03/01/2022		(53,100)	(53,135)
	0.808	08/27/2021	02/28/2022		(3,403)	(3,405)
	0.937	05/25/2021	02/22/2022		(37,310)	(37,435)
	0.937	09/10/2021	02/22/2022		(9,288)	(9,293)
SCX	(0.470)	07/13/2021	10/13/2021	EUR	(2,141)	(2,477)
	(0.400)	07/23/2021	10/19/2021		(11,759)	(13,611)
	(0.360)	07/13/2021	10/13/2021		(14,299)	(16,550)
	0.350	09/07/2021	10/04/2021		$(7,002)	(7,004)
	0.350	10/04/2021	10/25/2021		(6,972)	(6,972)
SOG	0.270	09/17/2021	10/14/2021		(306)	(306)
	0.270	09/28/2021	10/22/2021		(1,086)	(1,086)
	0.340	08/24/2021	TBD(3)		(1,425)	(1,426)
	0.340	09/22/2021	TBD(3)		(9,565)	(9,566)
	0.370	09/01/2021	10/01/2021		(14,008)	(14,013)
	0.370	09/07/2021	10/08/2021		(348)	(348)
	0.370	09/17/2021	10/14/2021		(26,387)	(26,391)
	0.410	08/09/2021	10/12/2021		(13,819)	(13,827)
	0.410	08/13/2021	10/13/2021		(14,901)	(14,910)
	0.410	08/27/2021	10/19/2021		(6,763)	(6,765)
	0.410	09/30/2021	10/13/2021		(8,710)	(8,710)
	0.410	09/30/2021	10/19/2021		(2,919)	(2,919)
	0.410	10/01/2021	10/12/2021		(1,961)	(1,961)
	0.430	08/06/2021	11/08/2021		(2,710)	(2,712)
	0.430	10/01/2021	01/04/2022		(9,144)	(9,144)
	0.500	07/07/2021	10/05/2021		(4,218)	(4,223)
	0.500	07/19/2021	01/19/2022		(5,390)	(5,396)
	0.500	07/21/2021	01/21/2022		(4,438)	(4,442)
	0.500	08/20/2021	02/22/2022		(3,467)	(3,469)
	0.500	09/01/2021	03/01/2022		(10,772)	(10,777)
	0.500	09/02/2021	03/02/2022		(6,675)	(6,678)
	0.500	09/03/2021	03/03/2022		(4,796)	(4,797)
	0.500	09/07/2021	03/07/2022		(17,481)	(17,487)
	0.500	09/09/2021	03/02/2022		(3,792)	(3,793)
	0.500	09/16/2021	03/16/2022		(30,552)	(30,558)
	0.500	09/17/2021	03/17/2022		(15,214)	(15,216)
	0.500	09/22/2021	03/23/2022		(1,863)	(1,863)
	0.500	09/23/2021	03/23/2022		(1,047)	(1,047)
	0.500	09/27/2021	03/23/2022		(2,337)	(2,338)
	0.500	09/28/2021	03/28/2022		(7,053)	(7,053)
	0.500	09/30/2021	03/16/2022		(1,670)	(1,670)
	0.500	10/01/2021	04/01/2022		(4,884)	(4,884)
	0.550	06/02/2021	03/02/2022		(10,295)	(10,314)
	0.550	06/07/2021	03/07/2022		(1,273)	(1,275)
	0.550	06/09/2021	03/02/2022		(489)	(490)
	0.550	07/09/2021	03/07/2022		(5,806)	(5,814)
	0.550	07/12/2021	03/02/2022		(1,726)	(1,728)
	0.550	07/12/2021	03/14/2022		(1,866)	(1,868)
	0.550	08/04/2021	05/04/2022		(7,252)	(7,259)
	0.550	09/27/2021	04/27/2022		(888)	(888)
	0.550	09/30/2021	03/07/2022		(4,505)	(4,505)
	0.550	09/30/2021	05/04/2022		(17,576)	(17,576)
	0.550	10/01/2021	04/27/2022		(24,010)	(24,010)
	0.763	07/08/2021	01/13/2022		(21,380)	(21,418)
	0.853	08/03/2021	02/03/2022		(33,329)	(33,376)
	0.856	08/19/2021	02/18/2022		(26,608)	(26,635)
TDL	0.300	09/30/2021	TBD(3)		(6,825)	(6,825)
TDM	0.250	04/01/2021	TBD(3)		(625)	(625)
	0.250	04/16/2021	TBD(3)		(5,149)	(5,155)
	0.300	08/27/2021	TBD(3)		(272)	(272)
	0.350	08/13/2021	TBD(3)		(7,824)	(7,828)
UBS	0.057	09/10/2021	11/16/2021	EUR	(10,792)	(12,501)
	0.250	08/24/2021	10/27/2021		(2,378)	(2,756)
	0.350	08/13/2021	TBD(3)		$(35,666)	(35,683)
	0.350	08/18/2021	TBD(3)		(7,167)	(7,170)
	0.350	08/24/2021	TBD(3)		(65,491)	(65,515)
	0.350	08/30/2021	TBD(3)		(1,197)	(1,198)
	0.350	09/02/2021	TBD(3)		(3,969)	(3,970)
	0.350	09/03/2021	TBD(3)		(10,591)	(10,593)
	0.350	09/21/2021	TBD(3)		(6,903)	(6,903)
	0.350	09/30/2021	TBD(3)		(7,284)	(7,284)
	0.400	08/13/2021	10/13/2021		(6,185)	(6,188)
	0.400	09/30/2021	10/13/2021		(3,049)	(3,049)
	0.420	08/04/2021	11/04/2021		(6,612)	(6,617)
	0.430	07/20/2021	10/19/2021		(31,833)	(31,861)
	0.450	07/07/2021	10/05/2021		(7,996)	(8,005)
	0.450	08/24/2021	11/19/2021	EUR	(5,363)	(6,215)
	0.500	07/12/2021	01/10/2022		$(11,820)	(11,833)
	0.500	07/13/2021	01/11/2022		(1,020)	(1,021)
	0.500	07/14/2021	01/12/2022		(22,607)	(22,632)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

				0.535			06/01/2021	12/01/2021	EUR	(2,892)	(3,356)
				0.550			08/24/2021	10/27/2021	(404)		(469)
				0.798			09/07/2021	03/07/2022	$(24,455)		(24,468)
				0.802			09/03/2021	03/03/2022	(14,562)		(14,571)
				0.852			07/20/2021	01/20/2022	(37,106)		(37,170)
				0.969			08/17/2021	11/17/2021	GBP	(814)	(1,098)
				1.072			08/10/2021	11/10/2021	(2,715)		(3,664)

Total Reverse Repurchase Agreements											$(2,496,219)

(n)	Securities with an aggregate market value of $2,926,098 and cash of $14,236 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(2,438,017) at a weighted average interest rate of 0.523%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Jaguar Land Rover Automotive	(5.000)%	Quarterly	12/20/2026	4.391%	EUR	1,853	$91	$(28)	$63	$2	$(8)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2024	2.205%		$6,300	$(13)	$489	$476	$0	$(9)
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	4.219	EUR	17,300	1,216	(525)	691	13	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.589		3,900	(744)	647	(97)	2	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.716		61,600	(11,432)	9,340	(2,092)	81	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.876		28,100	(2,080)	783	(1,297)	6	0

							$(13,053)	$10,734	$(2,319)	$102	$(9)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	48,600	$603	$1,666	$2,269	$180	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		19,000	(280)	1,984	1,704	284	0
Receive(6)	1-Day USD-Federal Funds Rate Compounded-OIS	0.100	Annual	01/13/2023		$25,000	(2)	14	12	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022	BRL	36,900	0	96	96	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		14,000	0	35	35	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		32,300	0	82	82	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		53,800	0	135	135	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		11,400	0	29	29	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		16,700	0	42	42	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		54,800	(81)	141	60	0	0
Pay	1-Year BRL-CDI	4.640	Maturity	01/03/2022		1,842,200	133	(1,333)	(1,200)	0	(5)
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		328,000	(61)	(1,233)	(1,294)	0	(47)
Pay	1-Year BRL-CDI	7.655	Maturity	01/02/2024		455,700	0	(2,395)	(2,395)	0	(137)
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	102,200	4,747	572	5,319	17	0
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		46,900	(1,672)	(6,368)	(8,040)	175	0

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023		$2,200	(8)	74	66	0	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		164,300	3,084	2,427	5,511	0	(27)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024		8,000	22	45	67	0	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		4,900	137	(109)	28	4	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		194,100	(4,044)	(417)	(4,461)	184	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		10,000	155	71	226	0	(10)
Pay	3-Month USD-LIBOR	0.660	Semi-Annual	12/21/2026		483,000	(86)	(10,189)	(10,275)	543	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		245,900	(17,834)	23,238	5,404	299	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		64,900	1,045	4,403	5,448	100	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		127,400	0	(1,053)	(1,053)	0	(187)
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		140,000	0	(720)	(720)	0	(203)
Pay	3-Month USD-LIBOR	0.770	Semi-Annual	06/19/2029		172,500	(10)	(7,718)	(7,728)	286	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		13,850	621	(832)	(211)	30	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		36,800	857	(2,396)	(1,539)	83	0
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	04/12/2031		12,000	0	339	339	0	(29)
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	04/12/2031		60,000	(166)	(268)	(434)	149	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		104,100	(1,596)	(150)	(1,746)	0	(288)
Receive	3-Month USD-LIBOR	0.930	Semi-Annual	12/19/2038		142,200	381	18,121	18,502	0	(324)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		44,700	8,404	(2,096)	6,308	0	(80)
Pay	3-Month ZAR-JIBAR	5.873	Quarterly	05/12/2026	ZAR	1,558,400	(28)	(536)	(564)	37	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	41,800	1,036	2,346	3,382	0	(7)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	69,700	1,276	272	1,548	0	(2)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		5,500	(4)	(46)	(50)	0	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		17,600	(338)	290	(48)	2	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,000	111	44	155	6	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	229,900	27	(269)	(242)	7	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		428,100	(15)	(455)	(470)	13	0

							$(3,586)	$17,883	$14,297	$2,399	$(1,346)

Total Swap Agreements							$(16,548)	$28,589	$12,041	$2,503	$(1,363)

(p)

Securities with an aggregate market value of $8,543 and cash of $113,510 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2021			$12,083		CNH	78,243	$38		$0
		10/2021			191,858		GBP	141,892	0		(673)
		10/2021			1,393		PEN	5,436	0		(79)
		11/2021		GBP	141,892		$191,867		674		0
		11/2021		PLN	9,852		2,589		112		0
		11/2021			$5,451		RUB	407,411	99		0
		12/2021			4,536		338,291		47		0
		12/2021		ZAR	69,648		$4,698		117		0
		02/2022		PLN	11,966		3,123		117		0
BPS		10/2021		BRL	73,916		13,589		16		0
		10/2021		EUR	25,011		29,591		620		0
		10/2021		MXN	5,448		271		7		0
		10/2021			$14,022		BRL	73,916	0		(449)
		10/2021			7,192		CNH	46,625	30		0
		10/2021			9,608		EUR	8,193	0		(117)
		11/2021			1,191		MXN	24,047	0		(32)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

	12/2021		268		5,448	0	(7)
	12/2021		2,330	ZAR	33,437	0	(131)
BRC	10/2021	GBP	142,907		$195,899	3,346	0
	11/2021		$1,941	RUB	144,893	33	0
CBK	10/2021	BRL	1,079		$198	0	0
	10/2021	GBP	2,943		4,072	106	0
	10/2021	PEN	3,980		963	0	0
	10/2021		$204	BRL	1,079	0	(6)
	10/2021		7,938	EUR	6,795	0	(67)
	10/2021		11,622	GBP	8,453	0	(232)
	10/2021		3,722	PEN	14,505	0	(215)
	11/2021	CHF	1,384		$1,518	32	0
	11/2021	PEN	17,655		4,287	22	0
	11/2021	PLN	1,026		267	9	0
	11/2021		$10,324	MXN	210,640	0	(184)
	11/2021		939	PEN	3,868	0	(5)
	12/2021		4,009	CNH	26,042	8	0
	12/2021		5,513	INR	422,710	140	0
	12/2021		3,003	RUB	222,998	18	0
	12/2021		2,742	ZAR	39,735	0	(129)
	12/2021	ZAR	79,681		$5,402	162	0
	02/2022	PLN	9,187		2,402	94	0
	03/2022		$2,796	PEN	11,538	0	(29)
	05/2022		7,861		32,145	0	(190)
DUB	11/2021	CLP	2,287,755		$3,196	384	0
FBF	11/2021		$1,784	RUB	133,259	31	0
GLM	10/2021	BRL	9,239		$1,699	2	0
	10/2021	DOP	648,070		11,179	0	(258)
	10/2021		$1,757	BRL	9,239	0	(61)
	10/2021		3,644	CNH	23,628	16	0
	10/2021		15,650	DOP	902,014	268	0
	10/2021		2,946	MXN	59,522	0	(68)
	10/2021		4,398	RUB	331,448	141	0
	11/2021		2,042		152,291	32	0
	12/2021		4,021	CNH	26,142	12	0
	12/2021		4,671	IDR	67,233,645	0	(7)
	12/2021		7,296	RUB	542,866	58	0
	12/2021		2,115	ZAR	30,581	0	(104)
	12/2021	ZAR	16,729		$1,093	0	(7)
	01/2022	MXN	11,441		561	16	0
	01/2022		$1,417	PEN	5,851	0	(9)
HUS	10/2021	CNH	33,667		$5,208	0	(7)
	10/2021	EUR	10,789		12,694	196	0
	10/2021	GBP	1,874		2,549	23	0
	10/2021		$1,855	EUR	1,567	0	(40)
	10/2021		17,284	MXN	350,097	0	(365)
	10/2021		1,143	RUB	86,175	37	0
	11/2021		5,208	CNH	33,750	8	0
	11/2021		342	RUB	25,505	6	0
	12/2021		1,373	IDR	19,761,474	0	(2)
	12/2021		2,391	INR	184,021	70	0
	12/2021		2,768	ZAR	40,061	0	(133)
IND	02/2022		2,975	CLP	2,315,880	0	(153)
JPM	10/2021	MXN	11,441		$557	3	0
	11/2021		$4,081	IDR	58,644,663	0	(1)
	12/2021		1,597	INR	120,459	14	0
MYI	11/2021	PLN	18,553		$4,881	216	0
	11/2021		$1,335	IDR	19,197,035	0	0
SCX	10/2021	EUR	124,305		$146,828	2,840	0
	10/2021	GBP	3,363		4,597	65	0
	10/2021		$1,169	CAD	1,483	2	0
	10/2021		5,658	RUB	425,736	173	0
	11/2021	EUR	143,550		$166,457	86	0
	12/2021		$4,748	CNH	30,869	13	0
	12/2021		2,840	IDR	40,792,223	0	(10)
	12/2021		5,887	INR	442,197	27	0
	12/2021		2,646	ZAR	37,879	0	(154)
SSB	10/2021	BRL	247,508		$46,445	996	0
	10/2021		$30,999	BRL	163,274	0	(1,018)
	10/2021		1,026	GBP	742	0	(26)
	11/2021		46,228	BRL	247,508	0	(986)
	12/2021	ZAR	79,484		$5,394	166	0
TOR	10/2021	CAD	14,789		11,674	0	(2)
	10/2021		$10,529	CAD	13,306	0	(24)
	11/2021		11,674		14,789	2	0
	12/2021		4,322	CNH	28,012	0	(1)
	12/2021		1,422	IDR	20,441,965	0	(4)
UAG	10/2021		3,461	RUB	260,797	111	0
	11/2021		3,216		240,796	64	0
	12/2021		3,081	ZAR	44,703	0	(141)

Total Forward Foreign Currency Contracts						$11,925	$(6,126)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
									Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BMO	Pay	Envision Healthcare Corporation	1-Month USD-LIBOR	Monthly	09/30/2025	$3,959	$0	$1,301	$1,301	$0

Total Swap Agreements							$0	$1,301	$1,301	$0

(r)

Securities with an aggregate market value of $5,937 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments				$8,856		$412,391	$163,987		$585,234
Corporate Bonds & Notes
Banking & Finance				0		284,415	29,995		314,410
Industrials				16,700		983,993	51,329		1,052,022
Utilities				0		293,997	0		293,997
Convertible Bonds & Notes
Banking & Finance				0		8,439	1,614		10,053
Industrials				0		27,157	0		27,157
Municipal Bonds & Notes
Illinois				0		723	0		723
New Jersey				0		5,723	0		5,723
Puerto Rico				0		17,819	0		17,819
Virginia				0		99	0		99
West Virginia				0		25,097	0		25,097
U.S. Government Agencies				0		83,745	0		83,745
Non-Agency Mortgage-Backed Securities				0		950,440	3,313		953,753
Asset-Backed Securities				0		1,108,567	130,371		1,238,938
Sovereign Issues				0		139,425	0		139,425
Common Stocks
Communication Services				25,700		0	12,280		37,980
Energy				3,066		0	211		3,277
Financials				0		0	83		83
Industrials				0		404	39,975		40,379
Utilities				0		0	11,849		11,849
Warrants
Financials				0		0	35		35
Industrials				0		0	1,481		1,481
Information Technology				0		0	46,478		46,478
Preferred Securities
Banking & Finance				0		157,979	0		157,979
Industrials				0		1,433	103,266		104,699
Utilities				0		0	23,011		23,011
Real Estate Investment Trusts
Real Estate				16,270		0	0		16,270
Short-Term Instruments
Repurchase Agreements				0		214,533	0		214,533
Argentina Treasury Bills				0		1,053	0		1,053
U.S. Treasury Bills				0		19,381	0		19,381
U.S. Treasury Cash Management Bills				0		6,399	0		6,399

				$70,592		$4,743,212	$619,278		$5,433,082
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments				0		0	57,107		57,107

Total Investments				$70,592		$4,743,212	$676,385		$5,490,189

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0		2,503	0		2,503
Over the counter				0		13,226	0		13,226

				$0		$15,729	$0		$15,729
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0		(1,363)	0		(1,363)
Over the counter				0		(6,126)	0		(6,126)

				$0		$(7,489)	$0		$(7,489)

Total Financial Derivative Instruments				$0		$8,240	$0		$8,240

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

Totals					$70,592		$4,751,452	$676,385	$5,498,429

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2021:
Category and Subcategory	Beginning Balance at 06/30/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$79,446	$67,608	$(17,029)	$(61)	$(2,342)	$2,192	$38,405	$(4,232)	$163,987	$279
Corporate Bonds & Notes
Banking & Finance	29,622	0	0	0	0	373	0	0	29,995	373
Industrials	2,976	0	(1,197)	0	0	5	49,545	0	51,329	5
Convertible Bonds & Notes
Banking & Finance	1,696	0	0	0	0	(82)	0	0	1,614	(81)
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	3,313	0	3,313	0
Asset-Backed Securities	132,553	0	0	212	0	624	0	(3,018)	130,371	1,113
Common Stocks
Communication Services	13,218	0	0	0	0	(938)	0	0	12,280	(937)
Energy	0	211	0	0	0	0	0	0	211	0
Financials	86	0	0	0	0	(3)	0	0	83	(3)
Industrials	41,133	0	0	0	0	(1,158)	0	0	39,975	(1,158)
Utilities	11,849	0	0	0	0	0	0	0	11,849	0
Warrants
Financials	35	0	0	0	0	0	0	0	35	0
Industrials	1,713	0	0	0	0	(232)	0	0	1,481	(232)
Information Technology	43,220	0	0	0	0	3,258	0	0	46,478	3,258
Preferred Securities
Industrials	100,508	0	(2,191)	0	0	4,949	0	0	103,266	4,945
Utilities	23,184	0	(90)	0	0	(83)	0	0	23,011	(173)

Totals	$481,239	$67,819	$(20,507)	$151	$(2,342)	$8,905	$91,263	$(7,250)	$619,278	$7,389

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	$57,350	$0	$0	$0	$0	$(243)	$0	$0	$57,107	$(243)

Totals	$538,589	$67,819	$(20,507)	$151	$(2,342)	$8,662	$91,263	$(7,250)	$676,385	$7,146

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory		Ending Balance at 09/30/2021	Valuation Technique			Unobservable Inputs		Input Value(s)		Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$52,444	Discounted Cash Flow			Discount Rate		%	4.100 - 7.834	6.047
		6	Other Valuation Techniques(2)			—		—		—
		36,189	Proxy Pricing			Base Price		99.000 - 99.250		99.053
		19,798	Reference Instrument			Yield		5.428		—
		55,550	Third Party Vendor			Broker Quote		60.000 - 100.250		99.624
Corporate Bonds & Notes
Banking & Finance		29,995	Discounted Cash Flow			Discount Rate		4.630		—
Industrials		2,981	Discounted Cash Flow			Discount Rate		2.160		—
		48,348	Indicative Market Quotation			Broker Quote		BRL	53.600	—
Convertible Bonds & Notes
Banking & Finance		1,614	Other Valuation Techniques(2)			—		—		—
Non-Agency Mortgage-Backed Securities		3,313	Proxy Pricing			Base Price		%	98.458
Asset-Backed Securities		130,371	Proxy Pricing			Base Price		12.200 - 101,510.000		25,982.769
Common Stocks
Communication Services		12,280	Reference Instrument			Liquidity Discount		10.000		—
Energy		211	Other Valuation Techniques(2)			—		—		—
Financials		83	Other Valuation Techniques(2)			—		—		—
Industrials		39,975	Discounted Cash Flow			Discount Rate		14.000		—
Utilities		11,849	Indicative Market Quotation			Broker Quote		$41.500		—
Warrants
Financials		35	Other Valuation Techniques(2)			—		—		—

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2021 (Unaudited)

Industrials	1,481	Other Valuation Techniques(2)	—		—	—
Information Technology	46,478	Comparable Companies	EBITDA Multiple	x	4.400	—
Preferred Securities
Industrials	79,392	Comparable Companies	EBITDA Multiple	x/x	11.600/8.600	—
	23,874	Comparable Companies/Discounted Cash Flow	Book Value/Discount Rate	x/%	0.200/20.240	—
Utilities	23,011	Current Value Model	Purchase Price		$27.048	—

Total	$619,278

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	57,107	Other Valuation Techniques(2)	—		—	-—

Total	$676,385

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Credit and Mortgage Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Subsidiary was formed on March 7, 2013. PIMCO Dynamic Credit and Mortgage Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Credit and Mortgage Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of the Subsidiary as of period end represented 1.0% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Current Value model is utilized for securities that are typically held at cost in the period of the initial investment, and potentially longer if the security is in an early-stage company that has made no material progress on its business plan. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

An affiliate includes any company in which the Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at September 30, 2021 (amounts in thousands†, except number of shares).

Security Name	Market Value at 06/30/2021	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2021	Dividend Income	Shares Held at 09/30/2021
Associated Materials Group, Inc	$57,347	$0	$0	$0	$(243)	$57,104	$0	8,099,887
Sierra Hamilton Holder LLC	3	0	0	0	0	3	0	30,136,800

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	RCE	Royal Bank of Canada Europe Limited
BMO	BMO Capital Markets Corporation	FBF	Credit Suisse International	RDR	RBC Capital Markets LLC
BNY	Bank of New York Mellon	FICC	Fixed Income Clearing Corporation	RTA	RBC (Barbados) Trading Bank Corp.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SBI	Citigroup Global Markets Ltd.
BOS	BofA Securities, Inc.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.
BYR	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	TDL	Toronto Dominion Bank London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CDC	Natixis Securities Americas LLC	MSB	Morgan Stanley Bank, N.A	TOR	The Toronto-Dominion Bank
CEW	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London	NXN	Natixis New York

Currency Abbreviations:
ARS	Argentine Peso	CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso
AUD	Australian Dollar	DOP	Dominican Peso	PEN	Peruvian New Sol
BRL	Brazilian Real	EUR	Euro	PLN	Polish Zloty
CAD	Canadian Dollar	GBP	British Pound	RUB	Russian Ruble
CHF	Swiss Franc	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CLP	Chilean Peso	INR	Indian Rupee	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
BP0003M	3 Month GBP-LIBOR	PRIME	Daily US Prime Rate	WIBOR03M	3 Month Warsaw Inter Bank Offering Rate
EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind
BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CDO	Collateralized Debt Obligation